Trade payables	12 Months Ended
Dec. 31, 2020
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Trade payables
3 7	Trade payables
Ageing analysis of trade payables based on transaction date is set out below:

	2020 RMB million	2019 RMB million

Within 1 month	431	563
More than 1 month but less than 3 months	473	506
More than 3 months but less than 6 months	313	450
More than 6 months but less than 1 year	329	568
More than 1 year	236	230

	1,782	2,317

The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2020	2019
	RMB million	RMB million
Renminbi	1,587	1,845
USD	165	423
Others	30	49

	1,782	2,317